Advances to third parties - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Advances to Third Parties [Line Items]
Balance, beginning of year	$ 16,780
Balance, end of year	2,300	$ 16,780
Advances to a third party independent sales organization
Advances to Third Parties [Line Items]
Balance, beginning of year	16,616	46,680
Interest on advances to a third party	546	2,568
Merchant residuals received	(2,041)	(9,036)
Settlement of advances to a third party	(12,967)	(23,687)
Fair value remeasurement	0	91
Balance, end of year	$ 2,154	$ 16,616